Financial instruments fair value risk (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Fair Values of Financial Assets and Financial Liabilities
The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following table summarises the fair values and carrying amounts of financial instruments.

	€ million	€ million	€ million	€ million
	Fair value	Fair value	Carrying amount	Carrying amount
Fair values of financial assets and financial liabilities	2021	2020	2021	2020
Financial assets
Cash and cash equivalents	3,415	5,548	3,415	5,548
Financial assets at amortised cost	958	606	958	606
Financial assets at fair value through other comprehensive income	527	370	527	370
Financial assets at fair value through profit or loss
Derivatives	128	80	128	80
Other	741	628	741	628
	5,769	7,232	5,769	7,232
Financial liabilities
Bank loans and overdrafts	(402)	(411)	(402)	(411)
Bonds and other loans	(29,133)	(26,936)	(27,621)	(24,585)
Lease liabilities	(1,649)	(1,771)	(1,649)	(1,771)
Derivatives	(184)	(315)	(184)	(315)
Other financial liabilities	(277)	(223)	(277)	(223)
	(31,645)	(29,656)	(30,133)	(27,305)

Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category
For assets and liabilities which are carried at fair value, the classification of fair value calculations by category is summarised below:

		€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
	Notes	Level 1 2021	Level 1 2020	Level 2 2021	Level 2 2020	Level 3 2021	Level 3 2020	Total fair value 2021	Total fair value 2020
Assets at fair value
Financial assets at fair value through other
Comprehensive income	17A	6	5	3	3	518	362	527	370
Financial assets at fair value through profit or loss :
Derivatives(a)	16C	—	—	289	158	—	—	289	158
Other	17A	331	300	—	—	410	328	741	628

Liabilities at fair value
Derivatives(b)	16C	—	—	(235)	(418)	—	—	(235)	(418)
Contingent consideration	14	—	—	—	—	(180)	(140)	(180)	(140)
(a)Includes €161 million (2020: €78 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)Includes €(51) million (2020: €(103) million) derivatives, reported within trade payables, that hedge trading activities.

Summary of Reconciliation of Movements in Level 3 Valuations

	€ million	€ million
Reconciliation of movements in Level 3 valuations	2021	2020
1 January	550	373
Gains and losses recognised in income statement	40	(22)
Gains and losses recognised in other comprehensive income	190	75
Purchases and new issues	30	41
Sales and settlements	(62)	83
31 December	748	550